Financial income (expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income	$ 857	$ 7,568	$ 4,959
Interest expense:
Interest expense	(21,990)	(14,099)	(9,163)
Commitment fees	(1,175)	(1,191)	(1,587)
Amortization of debt issuance cost and fair value of debt assumed	(2,013)	(2,480)	(4,362)
Capitalized interest	0	0	5,447
Total interest expense	(25,178)	(17,770)	(9,665)
Gain (loss) on derivative instruments	1,839	949	(161)
Other items, net:
Foreign exchange gain (loss)	(383)	(16)	124
Bank charges, fees and other	(183)	(77)	(84)
Withholding tax on interest expense and other	(2,767)	(2,585)	(2,828)
Total other items, net	(3,333)	(2,678)	(2,788)
Total financial income (expense), net	$ (25,815)	$ (11,931)	$ (7,655)